Advance from Customers and Contract Liabilities	12 Months Ended
Dec. 31, 2025
Advance From Customers And Contract Liabilities [Abstract]
Advance From Customers And Contract Liabilities
8.
Advance from Customers and Contract Liabilities
(a)
Advance from Customers

For 2025, advance from customers mainly consisted of prepaid rent received from tenants of $0.9 million from Nam Tai Inno Park, prepaid VAT of $56 thousand from Nam Tai • Longxi and $34 thousand from the existing factory building located on the site of Nam Tai Technology Center and Nam Tai Inno Valley. For 2024, advance from customers consisted of advance payment of government compensation for expropriation of $14.8 million, prepaid rent received from tenants of $0.5 million from Nam Tai Inno Park, prepaid VAT of $0.5 million from Nam Tai • Longxi and $0.2 million from the existing factory building located on the site of Nam Tai Inno Valley, Tang Xi and Wuxi.

(b)
Contract Liabilities

Contract liabilities represent prepayments from customers and non-monetary consideration. Contract liabilities are recognized as revenue when the control of properties is delivered to customers.

The following table shows the amount of revenue recognized that was included in contract liabilities as at December 31, 2024 and 2025:

January 1, 2024	$1,809
Revenue recognized in 2024	(4,125)
Increase in contract liabilities	9,855
Exchange difference	17
December 31, 2024	$7,556
Revenue recognized in 2025	(33,900)
Increase in contract liabilities	31,249
Exchange difference	303
December 31, 2025	$5,208